Investments (Tables)	12 Months Ended
Dec. 31, 2024
Interests in Other Entities [Abstract]
Disclosure of interests in associates

(in thousands of USD)	December 31, 2024	December 31, 2023
Assets
Interest in joint ventures	16,806	518
Interest in associates	—	—
TOTAL ASSETS	16,806	518

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Disclosure of interests in joint ventures

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2024	December 31, 2023	December 31, 2022
Parent
CMB.TECH NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	United Kingdom	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	NA	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong Ltd	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore Pte. Ltd	Singapore	full	100.00%	100.00%	100.00%
Green Bulker One Pte Ltd.	Singapore	full	100.00%	NA	NA
Green Bulker Two Pte Ltd.	Singapore	full	100.00%	NA	NA
Green Bulker Three Pte Ltd.	Singapore	full	100.00%	NA	NA
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	100.00%	100.00%
TI Asia Ltd	Hong Kong	full	100.00%	100.00%	100.00%
CMB TECH Namibia (Pty) Ltd	Namibia	full	100.00%	NA	NA
CMB.TECH Namibia Properties (Pty) Ltd	Namibia	full	100.00%	NA	NA
CMB.TECH Belgium NV	Belgium	full	100.00%	NA	NA
CMB.TECH Industry NV	Belgium	full	100.00%	NA	NA
CMB.TECH International NV	Belgium	full	100.00%	NA	NA
CMB.TECH Netherlands BV	Netherlands	full	100.00%	NA	NA
CMB.TECH Enterprises NV	Belgium	full	100.00%	NA	NA
CMB.TECH Technology and development centre Limited	United Kingdom	full	100.00%	NA	NA
CTV Crewing Services Limited	United Kingdom	full	100.00%	NA	NA
H2 Infra NV	Belgium	full	100.00%	NA	NA
Ammonia Carrier AS	Norway	full	100.00%	NA	NA
Windcat Workboats (Ireland) Limited	Ireland	full	100.00%	NA	NA
Windcat Workboats (Scotland) Limited	United Kingdom	full	100.00%	NA	NA
Windcat Workboats (Wales) CYF	United Kingdom	full	100.00%	NA	NA
Windcat Workboats 2 Ltd	Guernsey	full	100.00%	NA	NA
Windcat Workboats BV	Netherlands	full	100.00%	NA	NA
Windcat Workboats Holdings Limited	United Kingdom	full	100.00%	NA	NA

Windcat Workboats International BV	Netherlands	full	100.00%	NA	NA
Windcat Workboats International Ltd	Guernsey	full	100.00%	NA	NA
Windcat Workboats Limited	United Kingdom	full	100.00%	NA	NA

Joint ventures
Tankers Agencies (UK) Ltd	United Kingdom	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	NA	50.00%	50.00%
be Hydro BV	Belgium	equity	50.00%	NA	NA
Cleanergy Solutions (Namibia) (Pty) Ltd	Namibia	equity	49.00%	NA	NA
FRS Windcat Offshore Logistics GmbH	Germany	equity	50.00%	NA	NA
FRS Windcat Offshore Logistics Limited	Cyprus	equity	50.00%	NA	NA
FRS Windcat Polska Sp.z.o.o	Poland	equity	50.00%	NA	NA
JPN H2YDRO CO. Ltd	Japan	equity	50.00%	NA	NA
TSM Windcat sas	France	equity	50.00%	NA	NA

(in thousands of USD)	December 31, 2024	December 31, 2023
Assets
Interest in joint ventures	16,806	518
Interest in associates	—	—
TOTAL ASSETS	16,806	518

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2022
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	153	—	—	—	153
of which vessel	—	—	—	—	—	—	—
Current Assets	—	—	504,397	206	131	—	504,734
of which cash and cash equivalents	—	—	2,453	—	101	—	2,554
Non-Current Liabilities	—	—	30	—	1,700	—	1,730
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	—	—	502,547	63	83	—	502,693
of which bank loans	—	—	75,500	—	—	—	75,500
Net assets (100%)	—	—	1,973	143	(1,652)	—	464

Group's share of net assets	—	—	1,202	84	(826)	—	460

Shareholders loans to joint venture	—	—	—	—	850	—	850

Net Carrying amount of interest in joint venture	—	—	1,202	84	—	—	1,286

Remaining shareholders loan to joint venture	—	—	—	—	24	—	24

Revenue	20,729	20,729	1,172,698	—	2,139	—	1,216,295
Depreciations and amortization	(2,998)	(2,811)	(39)	—	(479)	—	(6,327)
Interest Expense	(428)	(413)	(954)	—	171	—	(1,625)
Income tax expense	1,599	1,600	(117)	—	—	—	3,082
Profit (loss) for the period (100%)	14,997	14,858	185	(36)	5,250	10	35,265
Other comprehensive income (100%)	170	149	—	—	—	—	319

Group's share of profit (loss) for the period	7,499	7,429	113	(21)	2,625	5	17,650

Group's share of other comprehensive income	85	74	—	—	—	—	159

	Asset
(in thousands of USD)	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Total
At December 31, 2023
Percentage ownership interest	50%	50%	50%

Non-Current assets	1,754	—	—	1,754
of which vessel	—	—	—	—
Current Assets	391,037	150	118	391,305
of which cash and cash equivalents	3,046	—	88	3,134
Non-Current Liabilities	1,360	—	1,700	3,060
of which bank loans	—	—	—	—
Current Liabilities	390,323	66	114	390,503
of which bank loans	42,500	—	—	42,500
Net assets (100%)	1,108	84	(1,696)	(503)

Group's share of net assets	675	49	(848)	(123)

Shareholders loans to joint venture	—	—	850	850

Net Carrying amount of interest in joint venture	675	49	—	725

Remaining shareholders loan to joint venture	—	—	2	2

Revenue	1,685,928	—	—	1,685,928
Depreciations and amortization	(84)	—	—	(84)
Interest expense	(2,806)	—	—	(2,806)
Income tax expense	(79)	—	—	(79)
Profit (loss) for the period (100%)	(1,445)	(43)	(43)	(1,532)
Other comprehensive income (100%)	—	—	—	—

Group's share of profit (loss) for the period	(880)	(25)	(22)	(927)

Group's share of other comprehensive income	—	—	—	—

	Asset
(in thousands of USD)	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	be HYDRO	JPN H2YDRO CO. Ltd	Cleanergy Solution (Namibia) (Pty) Ltd	FRS Windcat Offshore Logistics Gmbh	TSM Windcat sas	Total
At December 31, 2024
Percentage ownership interest	50%	50%	50%	50%	50%	49%	50%	50%

Non-Current assets	1,482	—	—	725	19,387	21,699	18,885	25,746	87,924
of which vessel	—	—	—	—	382	—	9,505	25,723	35,610
Current Assets	198,050	96	—	2,234	10,203	8,340	2,107	2,240	223,270
of which cash and cash equivalents	3,096	—	—	103	4,729	5,371	635	236	14,170
Non Current Liabilities	1,190	—	1,700	—	17,811	63	5,143	22,849	48,756
of which bank loans	—	—	—	—	—	—	2,961	12,368	15,329
Current Liabilities	196,731	7	—	3,081	6,059	10,363	12,344	4,592	233,177
of which bank loans	15,500	—	—	—	—	—	25	3,113	18,638
Net assets (100%)	1,611	89	(1,700)	(122)	5,720	19,613	3,505	545	29,261

Group's share of net assets	981	52	(850)	(61)	2,860	9,610	1,753	273	14,618

Shareholders loans to joint venture	—	—	850	903	6,690	—	3,688	5,238	17,369

Net Carrying amount of interest in joint venture	981	52	—	—	2,860	9,610	3,144	273	16,920

Remaining shareholders loan to joint venture	—	—	—	842	6,690	—	3,418	5,238	16,188

Revenue	908,159	—	9	2,324	6,751	3	7,005	7,341	931,592
Depreciations and amortization	(102)	—	—	(341)	(1,052)	(16)	(1,646)	(2,552)	(5,709)
Interest expense	(1,037)	—	—	(138)	(148)	(5)	(482)	(649)	(2,459)
Income tax expense	1	—	—	—	(1,279)	—	(179)	—	(1,457)
Profit (loss) for the period (100%)	653	4	(4)	(287)	2,645	(617)	(228)	(482)	1,684
Other comprehensive income (100%)	—	—	—	—	—	—	—	—	—

Group's share of profit (loss) for the period	398	2	(2)	(144)	1,323	(302)	(114)	(241)	920

Group's share of other comprehensive income	—	—	—	—	—	—	—	—	—

(in thousands of USD)	2024	2023

Cash and cash equivalents of the joint ventures	14,170	3,134
Group's share of cash and cash equivalents	7,416	1,902

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	70,995	31,694
Offset investment with shareholders loan	1,451	(1,451)
Balance at January 1, 2022	72,446	30,243

Reversal prior year offset investment with shareholders loan	(1,451)	1,451
Group's share of profit (loss) for the period	17,650	—
Group's share of other comprehensive income	159	—
Dividends received from joint ventures	(3,021)	—
Reclassification of associate to joint venture (Note 23)	—	(32,844)
Movement equity to shareholders loan	(2,000)	2,000
Business combinations	(83,186)	—

Gross balance	597	850
Offset investment with shareholders loan	826	(826)
Balance at December 31, 2022	1,423	24

Reversal prior year offset investment with shareholders loan	(826)	826
Group's share of profit (loss) for the period	(927)	—

Gross balance	(330)	850
Offset investment with shareholders loan	848	(848)
Balance at December 31, 2023	518	2

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Reversal prior year offset investment with shareholders loan	(848)	848
Group's share of profit (loss) for the period	920	—
Capital increase/(decrease) in joint ventures	3,796	—
Movement shareholders loans to joint ventures	—	4,485
Business combinations	12,399	11,638
Translation differences	(475)	(290)

Gross balance	16,311	16,683
Offset investment with shareholders loan	495	(495)
Balance at December 31, 2024	16,806	16,188

Disclosure of joint ventures

Joint venture	Segment	Description
Tankers Agencies (UK) Ltd	Euronav	Parent company of Tankers International Ltd
Tankers International LLC	Euronav	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Euronav	Formerly owner of 1 Suezmax, dormant company
TI Africa Ltd	Euronav	Operator and owner of a single floating storage and offloading facility (FSO Africa), as from June 7, 2022 100% subsidiary *
TI Asia Ltd	Euronav	Operator and owner of a single floating storage and offloading facility (FSO Asia), as from June 7, 2022 100% subsidiary *
be HYDRO bv	H2 Industry	BeHydro focusses on the development and sale of hydrogen combustion engines.
JPN H2YDRO CO. Ltd	H2 Industry	JPN H2YDRO CO. is the owner of a passenger ferry that is being deployed in the Japanese inland sea and is powered by a dual fuel hydrogen diesel combustion engine.
Cleanergy Solutions (Namibia) (Pty) Ltd	H2 Infra	Cleanergy Solutions (Nambia) (Pty) will develop green hydrogen production projects in Namibia.
FRS Windcat Offshore Logistics Gmbh	Windcat
FRS Windcat Offshore Logistics is a joint venture within the Windcat Group that owns 6 CTVs as per December 31, 2024. The aim of the joint venture is gaining market share in the German offshore wind market. Note that the joint venture also comprises a Polish entity, i.e. FRS Windcat Polska, with a similar purpose. However, this Polish entity is dormant.

TSM Windcat sas	Windcat	TSM Windcat is a joint venture within the Windcat Group that owns 6 CTVs as per December 31, 2024. The aim of the joint venture is gaining market share in the French offshore wind market.
* FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid 2032.